                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
 Certified Shareholder Report of Registered Management Investment Companies

                                    811-5843

                      (Investment Company Act File Number)

                             Cash Trust Series, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/06

             Date of Reporting Period: Six months ended 11/30/05
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0127		0.0099	0.0006	0.0058	0.0174	0.0506
Less Distributions:
Distributions from net investment income	(0.0127)		(0.0099)	(0.0006)	(0.0058)	(0.0174)	(0.0506)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	1.27%		0.99%	0.06%	0.58%	1.75%	5.18%

Ratios to Average Net Assets:
Net expenses	1.05	% [2]	1.05%	1.04%	1.05%	1.05%	1.04%
Net investment income	2.53	% [2]	1.08%	0.07%	0.59%	1.74%	4.96%
Expense waiver/reimbursement [3]	0.02	% [2]	0.02%	0.07%	0.04%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$594,109		$546,590	$444,087	$590,024	$663,299	$785,978

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,012.70	$5.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.32

1 Expenses are equal to the Fund's annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	77.6%
U.S. Government Agency Securities	22.3%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At November 30, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.3%
8-30 Days	20.0%
31-90 Days	26.1%
91-180 Days	2.7%
181 Days or more	4.8%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2005 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--22.3%
$42,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.713% - 4.220%, 12/12/2005 - 2/16/2006	$41,986,301
22,375,000		Federal Home Loan Bank System Notes, 2.375% - 4.000%, 2/24/2006 - 10/16/2006	22,239,558
21,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 3.350% - 4.243%, 12/6/2005 - 10/17/2006	21,345,590
35,412,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.500% - 4.141%, 12/27/2005 - 2/17/2006	35,366,592
11,500,000		Federal Home Loan Mortgage Corp. Notes, 4.000% - 5.500%, 1/15/2006 - 10/18/2006	11,527,807
		TOTAL U.S. GOVERNMENT AGENCIES	132,465,848
		REPURCHASE AGREEMENTS--77.6%
30,149,000		Interest in $2,538,000,000 joint repurchase agreement 3.97%, dated 11/30/2005, under which BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $2,538,279,885 on 12/1/2005. The market value of the underlying securities at the end of the period was $2,588,760,876.	30,149,000
110,000,000		Interest in $3,275,000,000 joint repurchase agreement 4.04%, dated 11/30/2005, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,275,367,528 on 12/1/2005. The market value of the underlying security at the end of the period was $3,340,500,000.	110,000,000
17,000,000		Interest in $1,500,000,000 joint repurchase agreement 4.04%, dated 11/30/2005, under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $1,500,168,333 on 12/1/2005. The market value of the underlying securities at the end of the period was $1,530,000,439.	17,000,000
17,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.13%, dated 10/25/2005, under which Credit Suisse First Boston LLC will repurchase U.S. Treasury and Government Agency securities with various maturities to 12/1/2035 for $758,346,042 on 1/30/2006. The market value of the underlying securities at the end of the period was $780,709,388.	17,000,000
18,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.18%, dated 11/3/2005, under which Credit Suisse First Boston LLC will repurchase U.S. Treasury and Government Agency securities with various maturities to 10/1/2035 for $757,663,333 on 1/31/2006. The market value of the underlying securities at the end of the period was $780,709,199.	18,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$15,000,000	[3]	Interest in $480,000,000 joint repurchase agreement 4.02%, dated 10/28/2005, under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury and Government Agency securities with various maturities to 1/1/2044 for $482,304,800 on 12/13/2005. The market value of the underlying securities at the end of the period was $496,005,388.	$15,000,000
13,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 4.03%, dated 11/10/2005, under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury and Government Agency securities with various maturities to 3/1/2042 for $451,259,375 on 12/5/2005. The market value of the underlying securities at the end of the period was $462,481,852.	13,000,000
30,000,000	[3]	Interest in $700,000,000 joint repurchase agreement 4.13%, dated 11/16/2005, under which Deutsche Bank Securities, Inc. will repurchase U.S. Treasury and Government Agency securities with various maturities to 8/1/2033 for $703,453,139 on 12/30/2005. The market value of the underlying securities at the end of the period was $717,523,370.	30,000,000
11,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 4.15%, dated 11/28/2005, under which Dresdner Kleinwort Wassertstein will repurchase U.S. Government Agency securities with various maturities to 12/25/2030 for $250,835,764 on 12/27/2005. The market value of the underlying securities at the end of the period was $257,500,877.	11,000,000
12,000,000	[3]	Interest in $180,000,000 joint repurchase agreement 4.31%, dated 10/28/2005, under which J.P. Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2035 for $183,167,850 on 3/27/2006. The market value of the underlying securities at the end of the period was $185,403,519.	12,000,000
16,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.12%, dated 11/3/2005, under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 9/1/2035 for $503,204,444 on 12/30/2005. The market value of the underlying securities at the end of the period was $512,164,915.	16,000,000
15,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 4.23%, dated 11/28/2005, under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/1/2035 for $503,701,250 on 1/31/2006. The market value of the underlying securities at the end of the period was $511,109,700.	15,000,000
18,000,000	[3]	Interest in $950,000,000 joint repurchase agreement 3.98%, dated 9/28/2005, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 11/25/2035 for $960,292,722 on 1/5/2006. The market value of the underlying securities at the end of the period was $985,713,649.	18,000,000
18,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 4.06%, dated 10/11/2005, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 10/25/2032 for $202,007,444 on 1/9/2006. The market value of the underlying securities at the end of the period was $207,546,310.	18,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$20,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 4.28%, dated 11/17/2005, under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 10/25/2032 for $758,470,833 on 2/21/2006. The market value of the underlying securities at the end of the period was $774,045,323.	$20,000,000
101,000,000		Interest in $250,000,000 joint repurchase agreement 4.04%, dated 11/30/2005, under which Westdeutsche Landesbank Girozentrale, New York will repurchase U.S. Government Agency securities with various maturities to 7/20/2035 for $250,028,056 on 12/1/2005. The market value of the underlying securities at the end of the period was $255,493,837.	101,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	461,149,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	593,614,848
		OTHER ASSETS AND LIABILITIES - NET--0.1%	493,870
		TOTAL NET ASSETS--100%	$594,108,718

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005 (unaudited)

Assets:
Investments in repurchase agreements	$461,149,000
Investments in securities	132,465,848
Total investments in securities, at amortized cost and value		$593,614,848
Income receivable		1,402,561
Receivable for shares sold		650
Prepaid expenses		1,593
TOTAL ASSETS		595,019,652
Liabilities:
Income distribution payable	508,092
Payable to bank	219,462
Payable for distribution services fee (Note 4)	52,394
Payable for shareholder services fee (Note 4)	130,986
TOTAL LIABILITIES		910,934
Net assets for 594,113,046 shares outstanding		$594,108,718
Net Assets Consist of:
Paid-in capital		$594,113,046
Distributions in excess of net investment income		(4,328)
TOTAL NET ASSETS		$594,108,718
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($594,108,718 ÷ 594,113,046 shares outstanding) $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2005 (unaudited)

Investment Income:
Interest			$11,164,808
Expenses:
Investment adviser fee (Note 4)		$1,556,270
Administrative personnel and services fee (Note 4)		248,320
Custodian fees		15,804
Transfer and dividend disbursing agent fees and expenses		297,481
Directors'/Trustees' fees		2,536
Auditing fees		7,107
Legal fees		3,877
Portfolio accounting fees		50,756
Distribution services fee (Note 4)		311,254
Shareholder services fee (Note 4)		778,028
Share registration costs		55,600
Printing and postage		11,686
Insurance premiums		4,980
Taxes		11,980
Miscellaneous		1,560
TOTAL EXPENSES		3,357,239
Waivers (Note 4):
Waiver of investment adviser fee	$(62,677)
Waiver of administrative personnel and services fee	(11,145)
TOTAL WAIVERS		(73,822)
Net expenses			3,283,417
Net investment income			$7,881,391

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2005	Year Ended 5/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,881,391	$4,040,767
Distributions to Shareholders:
Distributions from net investment income	(7,882,293)	(4,044,758)
Share Transactions:
Proceeds from sale of shares	1,147,453,513	1,237,428,542
Net asset value of shares issued to shareholders in payment of distributions declared	6,914,397	3,112,397
Cost of shares redeemed	(1,106,847,805)	(1,138,034,345)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	47,520,105	102,506,594
Change in net assets	47,519,203	102,502,603
Net Assets:
Beginning of period	546,589,515	444,086,912
End of period (including distributions in excess of net investment income of $(4,328) and $(3,426), respectively)	$594,108,718	$546,589,515

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

At November 30, 2005, capital paid-in aggregated $594,113,046.

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2005	Year Ended 5/31/2005
Shares sold	1,147,453,513	1,237,428,542
Shares issued to shareholders in payment of distributions declared	6,914,397	3,112,397
Shares redeemed	(1,106,847,805)	(1,138,034,345)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	47,520,105	102,506,594

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2005, the Adviser voluntarily waived $62,677 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended November 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended November 30, 2005, FSSC retained $856 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Directors, upon the recommendation of the Audit Committee, appointed Ernst &Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended May 31, 2004 and May 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending May 31, 2006. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005, and the interim period commencing June 1, 2005 and ending July 19, 2005, neither the Fund nor anyone on it's behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned of the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551204

0122604 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008		0.008	0.001	0.005	0.012	0.032
Less Distributions:
Distributions from net investment income	(0.008)		(0.008)	(0.001)	(0.005)	(0.012)	(0.032)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.81%		0.76%	0.13%	0.51%	1.20%	3.21%

Ratios to Average Net Assets:
Net expenses	1.05	% [2]	1.05%	1.05%	1.05%	1.05%	1.04%
Net investment income	1.61	% [2]	0.81%	0.13%	0.52%	1.16%	3.16%
Expense waiver/reimbursement [3]	0.05	% [2]	0.04%	0.03%	0.07%	0.05%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$396,958		$400,545	$353,473	$426,684	$538,236	$508,523

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,008.10	$5.29
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.32

1 Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	83.8%
Municipal Notes	14.1%
Commercial Paper	3.6%
Other Assets and Liabilities--Net [2]	(1.5)%
TOTAL	100.0%

At November 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Net Assets		Moody's Short-Term Ratings [5] as Percentage of Total Net Assets
A-1+	64.0%	Prime-1	90.3%
A-1	28.1%
A-2	3.6%	Prime-2	1.2%
Not rated by S&P	5.8%	Not rated by Moody's	10.0%
Other Assets and Liabilities--Net [2]	(1.5)%	Other Assets and Liabilities--Net [2]	(1.5)%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 5.8% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate instruments rated VMIG-1 and VMIG-2, respectively.

At November 30, 2005, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.4%
8-30 Days	2.0%
31-90 Days	2.3%
91-180 Days	6.0%
181 Days or more	6.8%
Other Assets and Liabilities--Net [2]	(1.5)%
TOTAL	100.0%

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2005 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.5% [1,2]
		Alabama--1.5%
$2,922,000		Birmingham, AL IDA, IDRB (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A., LOC), 3.190%, 12/1/2005	$2,922,000
3,100,000		Piedmont, AL, IDB, Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank N.A., New York LOC), 3.240%, 12/1/2005	3,100,000
		TOTAL	6,022,000
		Arizona--3.5%
2,000,000		Arizona Health Facilities Authority, (Series 2004), Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(J.P. Morgan Chase Bank, N.A., LOC), 3.010%, 12/7/2005	2,000,000
10,000		Arizona Health Facilities Authority, (Series 2005A), Weekly VRDNs (Banner Health)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 2.980%, 12/7/2005	10,000
800,000		Arizona Tourism & Sports Authority, (Series 2005A), Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 2.990%, 12/7/2005	800,000
500,000		Maricopa County, AZ IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.080%, 12/1/2005	500,000
630,000		Maricopa County, AZ IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 3.050%, 12/1/2005	630,000
2,000,000		Maricopa County, AZ IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 3.080%, 12/1/2005	2,000,000
3,000,000	[3]	Phoenix, AZ IDA, PT-479 Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.090%, 12/1/2005	3,000,000
500,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.000%, 12/7/2005	500,000
1,845,000		Sierra Vista, AZ IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 3.090%, 12/1/2005	1,845,000
1,500,000		Tempe, AZ IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(LaSalle Bank, N.A. LOC), 3.050%, 12/1/2005	1,500,000
1,000,000		Yavapai, AZ IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.040%, 12/1/2005	1,000,000
		TOTAL	13,785,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arkansas--1.4%
$1,500,000		Arkansas Development Finance Authority, (Series 1999B), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC), 3.350%, 12/1/2005	$1,500,000
1,000,000		Arkansas Development Finance Authority, (Series 1999C), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC), 3.350%, 12/1/2005	1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC), 3.350%, 12/1/2005	1,000,000
2,050,000		Arkansas Development Finance Authority, (Series 2000B), Weekly VRDNs (Riceland Foods, Inc.)/(SunTrust Bank LOC), 3.350%, 12/1/2005	2,050,000
		TOTAL	5,550,000
		Colorado--1.9%
2,250,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG (GTD) LOC), 3.250%, 12/1/2005	2,250,000
570,000		Colorado HFA, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A., LOC), 3.150%, 12/1/2005	570,000
3,000,000		Denver, CO City & County Airport Authority, (Series 2004A), Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank (GTD) LIQ), 3.000%, 12/7/2005	3,000,000
1,600,000		Thornton, CO, (Series 2003), Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A., LOC), 3.140%, 12/1/2005	1,600,000
		TOTAL	7,420,000
		District of Columbia--1.3%
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 2.80% CP (J.P. Morgan Chase Bank, N.A., LOC), Mandatory Tender 12/9/2005	5,000,000
		Florida--4.5%
1,840,000	[3]	Escambia County, FL HFA, (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.140%, 12/1/2005	1,840,000
3,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron Inc. GTD), 4.150%, 12/7/2005	3,000,000
2,873,000	[3]	Hillsborough County, FL Port District, Floater Certificates (Series 2004-1019), Weekly VRDNs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ), 3.110%, 12/1/2005	2,873,000
10,000,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 3.050%, 12/1/2005	10,000,000
		TOTAL	17,713,000
		Georgia--2.5%
10,000,000		Kennesaw, GA Development Authority, (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 3.080%, 12/1/2005	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--6.4%
$1,875,000		Chicago, IL, (Series 2001), Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A., LOC), 3.260%, 12/1/2005	$1,875,000
8,200,000		Chicago, IL, (Series 2005D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.040%, 12/1/2005	8,200,000
4,975,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(J.P. Morgan Chase Bank, N.A., LOC), 3.260%, 12/1/2005	4,975,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 3.140%, 12/1/2005	1,000,000
2,630,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A), Weekly VRDNs (Nimlok Co.)/(J.P. Morgan Chase Bank, N.A., LOC), 3.330%, 12/1/2005	2,630,000
3,750,000		Illinois Development Finance Authority MFH, (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(LaSalle Bank, N.A., LOC), 3.190%, 12/1/2005	3,750,000
3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Wells Fargo Bank, N.A., LOC), 3.300%, 12/1/2005	3,000,000
		TOTAL	25,430,000
		Indiana--4.0%
1,060,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A., LOC), 3.210%, 12/1/2005	1,060,000
1,100,000		Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments), Weekly VRDNs (Pedcor Investments-1994-XXII LP)/(FHLB of Indianapolis LOC), 3.200%, 12/1/2005	1,100,000
1,025,000		Frankfort, IN EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/ (Key Bank, N.A., LOC), 3.090%, 12/1/2005	1,025,000
810,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC)/(J.P. Morgan Chase Bank, N.A., LOC), 3.260%, 12/1/2005	810,000
3,000,000		Indiana Development Finance Authority, (Series 2004), Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A., LOC), 3.000%, 12/7/2005	3,000,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Northern Trust Co., Chicago, IL LOC), 3.300%, 12/1/2005	1,500,000
250,000		Lebanon, IN IDA, (Series 1991), Weekly VRDNs (White Castle System)/ (J.P. Morgan Chase Bank, N.A., LOC), 3.250%, 12/1/2005	250,000
2,040,000		Miami County, IN, (Series 2001: Timberland RV Project), Weekly VRDNs (Timberlodge Real Estate LLC)/(National City Bank, Indiana LOC), 3.170%, 12/1/2005	2,040,000
5,000,000		Whiting, IN Environmental Facilities Revenue, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.060%, 12/1/2005	5,000,000
		TOTAL	15,785,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kansas--1.4%
$2,695,000		Unified Government of Wyandotte County/Kansas City, KS, MFH Revenue Bonds (Series 2002A-1), Weekly VRDNs (Royal Ridge Apartments)/ (FNMA LOC), 3.100%, 12/1/2005	$2,695,000
2,985,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A., LOC), 3.240%, 12/7/2005	2,985,000
		TOTAL	5,680,000
		Kentucky--1.0%
840,000		Fort Mitchell, KY IDA, 3.70% TOBs (Motor Inn, Inc.)/(Huntington National Bank, Columbus, OH LOC), Optional Tender 5/1/2006	840,000
1,100,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/ (Fifth Third Bank, Cincinnati LOC), 3.350%, 12/1/2005	1,100,000
1,369,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Unlimited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC), 3.170%, 12/1/2005	1,369,000
800,000		Winchester, KY, (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC), 3.130%, 12/1/2005	800,000
		TOTAL	4,109,000
		Louisiana--1.5%
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 3.050%, 12/7/2005	3,350,000
2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/ (J.P. Morgan Chase Bank, N.A., LOC), 3.290%, 12/1/2005	2,500,000
		TOTAL	5,850,000
		Maine--0.8%
3,320,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/ (Key Bank, N.A., LOC), 3.180%, 12/1/2005	3,320,000
		Maryland--0.9%
1,705,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.050%, 12/7/2005	1,705,000
1,640,000		Maryland State Economic Development Corp., (Series 1998A-Catterton Printing Company Facility), Weekly VRDNs (Sky II LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.290%, 12/6/2005	1,640,000
330,000		Maryland State Economic Development Corp., (Series 1998B), Weekly VRDNs (Catterton Printing Co. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.290%, 12/6/2005	330,000
		TOTAL	3,675,000
		Massachusetts--1.3%
5,000,000		Massachusetts IFA, (Series 1992B), 2.90% CP (New England Power Co.), Mandatory Tender 1/12/2006	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--1.4%
$970,000		Brooklyn Park, MN EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank. Minnesota N.A., LOC), 3.250%, 12/1/2005	$970,000
3,000,000		Minnesota State HFA, (Series K), 2.30% TOBs, Mandatory Tender 12/14/2005	3,000,000
420,000		Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.250%, 12/1/2005	420,000
1,305,000		Red Wing, MN Port Authority, (Series 1998), Weekly VRDNs (Food Service Specialties)/(Wells Fargo Bank Minnesota N.A., LOC), 3.250%, 12/1/2005	1,305,000
		TOTAL	5,695,000
		Mississippi--0.4%
1,500,000		Mississippi Regional Housing Authority No. II, (Series 2000), 3.30% TOBs (Terrace Park Apartments)/(First Tennessee Bank, N.A., LOC), Optional Tender 5/1/2006	1,500,000
		Missouri--1.3%
5,000,000		Southwest City, MO IDA, (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A., LOC), 3.250%, 12/1/2005	5,000,000
		Multi State--5.1%
1,877,500	[3]	BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC), 3.100%, 12/7/2005	1,877,500
12,000,000	[3]	Charter Mac Floater Certificates Trust I, (Nat-5 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.120%, 12/1/2005	12,000,000
2,011,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.340%, 12/1/2005	2,011,000
4,327,000	[3]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-19), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 3.190%, 12/1/2005	4,327,000
		TOTAL	20,215,500
		New Mexico--4.2%
16,598,476		New Mexico Mortgage Finance Authority, (Series 2005), 4.09% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2006	16,598,476
		New York--0.5%
1,885,000		New York State Dormitory Authority, (Series 2005), Weekly VRDNs (Park Ridge Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A., LOC), 3.050%, 12/1/2005	1,885,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Dakota--1.0%
$400,000		Fargo, ND, (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Wells Fargo Bank, N.A., LOC), 3.100%, 12/1/2005	$400,000
3,410,000		Grand Forks, ND, (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.190%, 12/1/2005	3,410,000
		TOTAL	3,810,000
		Ohio--14.0%
4,000,000		Akron, Bath & Copley, OH Joint Township, (Series 2004B), Weekly VRDNs (Summa Health System)/(J.P. Morgan Chase Bank, N.A., LOC), 3.080%, 12/1/2005	4,000,000
1,250,000		Dublin, OH Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A., LOC), 3.100%, 12/1/2005	1,250,000
1,035,000		Elyria, OH, 4.00% BANs, 7/20/2006	1,042,448
1,565,000		Fairborn, OH, 4.00% BANs, 6/28/2006	1,575,630
2,500,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.090%, 12/1/2005	2,500,000
1,750,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.090%, 12/1/2005	1,750,000
1,500,000		Huber Heights, OH IDR, (Series 1999), Weekly VRDNs (Paxar Corp.)/ (SunTrust Bank LOC), 3.100%, 12/7/2005	1,500,000
2,000,000		Kent State University, OH, (Series 2001), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Bank, Belgium LIQ), 3.060%, 12/7/2005	2,000,000
1,180,000		Kirtland, OH, 3.15% BANs, 7/27/2006	1,181,493
8,305,000		Lorain Port Authority, OH IDRB, (Series 1996), Weekly VRDNs (Brush Wellman, Inc.)/(J.P. Morgan Chase Bank, N.A., LOC), 3.300%, 12/1/2005	8,305,000
4,750,000		Mahoning County, OH IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A., LOC), 3.180%, 12/1/2005	4,750,000
1,500,000		Massillon, OH, 3.76% BANs, 11/14/2006	1,505,665
1,267,000		Morrow County, OH, 4.00% BANs, 7/18/2006	1,275,106
1,380,000		Ohio State Higher Educational Facilities Commission, Pooled Financing (Series 2003A), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.250%, 12/1/2005	1,380,000
215,000		Ohio State, IDR (Series 1991), Weekly VRDNs (Standby Screw, Inc.)/ (National City Bank, Ohio LOC), 3.050%, 12/7/2005	215,000
2,462,000		Pataskala, OH, 4.00% BANs, 8/31/2006	2,479,006
1,300,000		Perrysburg, OH, 3.65% BANs, 11/9/2006	1,304,729
2,310,000		Richland County, OH, 4.25% BANs, 11/7/2006	2,330,255
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$2,000,000		Rossford, OH, 4.00% BANs, 6/15/2006	$2,009,897
2,820,000		Summit County, OH IDA, (Series 1999), Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC), 3.200%, 12/1/2005	2,820,000
2,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/ (ABN AMRO Bank NV, Amsterdam LOC), 3.110%, 12/1/2005	2,000,000
4,425,000		Trumbull County, OH Sewer District, 3.75% BANs, 4/4/2006	4,438,883
2,500,000		Union County, OH, 3.20% BANs, 6/7/2006	2,500,000
1,000,000		Wauseon, OH, 3.80% BANs, 8/30/2006	1,004,339
398,000		Williams County, OH, 3.75% BANs, 5/4/2006	399,057
		TOTAL	55,516,508
		Oklahoma--1.6%
2,000,000		Broken Arrow, OK EDA, Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank, N.A., LOC), 3.180%, 12/1/2005	2,000,000
2,500,000		Oklahoma Development Finance Authority, (Series 2002B), Weekly VRDNs (ConocoPhillips), 3.120%, 12/7/2005	2,500,000
2,000,000		Oklahoma Development Finance Authority, (Series 2003), 2.42% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Mandatory Tender 12/1/2005	2,000,000
		TOTAL	6,500,000
		Oregon--0.5%
1,000,000		Oregon State, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA LOC), 3.300%, 12/1/2005	1,000,000
1,000,000		Oregon State, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/ (BNP Paribas SA LOC), 3.300%, 12/1/2005	1,000,000
		TOTAL	2,000,000
		Pennsylvania--1.7%
895,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A., LOC), 3.300%, 12/1/2005	895,000
2,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 3.150%, 12/7/2005	2,000,000
3,700,000		Philadelphia, PA, (Series A of 2005-2006), 4.00% TRANs, 6/30/2006	3,725,617
		TOTAL	6,620,617
		South Carolina--1.8%
2,200,000		Berkeley County, SC IDB, Weekly VRDNs (Nucor Corp.), 3.060%, 12/7/2005	2,200,000
3,800,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.), 3.060%, 12/7/2005	3,800,000
860,000		South Carolina, EDA, (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.080%, 12/1/2005	860,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--continued
$185,000		South Carolina Jobs, EDA, EDRB, (Series 1994), Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.140%, 12/1/2005	$185,000
		TOTAL	7,045,000
		South Dakota--4.0%
16,000,000	[3]	Clipper Tax-Exempt Certificates Trust (South Dakota-AMT)/(Series 2005-9), Weekly VRDNs (South Dakota Housing Development Authority)/(State Street Bank and Trust Co. LIQ), 3.210%, 12/1/2005	16,000,000
		Tennessee--1.0%
1,300,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC), 3.050%, 12/7/2005	1,300,000
200,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(J.P. Morgan Chase Bank, N.A., LOC), 3.260%, 12/1/2005	200,000
2,500,000		Jackson, TN IDB, (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(Amsouth Bank N.A., Birmingham, AL LOC), 3.340%, 12/1/2005	2,500,000
150,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/ (SunTrust Bank LOC), 3.100%, 12/7/2005	150,000
		TOTAL	4,150,000
		Texas--14.0%
4,805,000	[3]	Bexar County, TX Housing Finance Corp., PT-2596 Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 3.170%, 12/1/2005	4,805,000
985,000	[3]	Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs), 3.190%, 12/1/2005	985,000
9,000,000		East Texas Housing Finance Corp., (Series 2002), Weekly VRDNs (The Park at Shiloh Apartments)/(Wachovia Bank N.A., LOC), 3.140%, 12/1/2005	9,000,000
8,025,000	[3]	Garland, TX Roaring Forks (Series 2005-2), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.120%, 12/1/2005	8,025,000
8,700,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.060%, 12/1/2005	8,700,000
5,800,000		Houston, TX Higher Education Finance Corp., (Series 2003A) Tierwester Oaks and Richfield Manor Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 2.750%, 12/1/2005	5,800,000
4,730,000		Houston, TX Housing Finance Corp., (Series 2005), Weekly VRDNs (Fairlake Cove Apartments)/(Citibank N.A., New York LOC), 3.090%, 12/7/2005	4,730,000
5,000,000		Port Arthur Navigation District, TX IDC, (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.080%, 12/7/2005	5,000,000
5,000,000		Texas State Department of Housing & Community Affairs, (Series 2005A), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.080%, 12/1/2005	5,000,000
3,715,000	[3]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A., LIQ), 3.070%, 12/7/2005	3,715,000
		TOTAL	55,760,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Utah--0.6%
$2,500,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/ (Key Bank, N.A., LOC), 3.130%, 12/1/2005	$2,500,000
		Virginia--5.5%
1,250,000	[3]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.080%, 12/1/2005	1,250,000
2,288,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank N.A., New York LOC), 3.030%, 12/7/2005	2,288,000
5,755,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank NV LOC), 3.050%, 12/1/2005	5,755,000
6,250,000		Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank NV LOC), 3.050%, 12/1/2005	6,250,000
5,500,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System), 3.130%, 12/7/2005	5,500,000
945,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC), 3.100%, 12/7/2005	945,000
		TOTAL	21,988,000
		Washington--5.7%
5,310,000	[3]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A116), 3.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	5,310,000
5,665,000		Washington State Economic Development Finance Authority, (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A., LOC), 3.050%, 12/7/2005	5,665,000
2,000,000		Washington State Housing Finance Commission, (Series 1995), Weekly VRDNs (Heatherstone Apartments, LP)/(U.S. Bank, N.A., LOC), 3.150%, 12/1/2005	2,000,000
2,000,000		Washington State Housing Finance Commission, (Series 1996), Weekly VRDNs (Assisted Living Concepts, Inc.)/(U.S. Bank, N.A., LOC), 3.150%, 12/1/2005	2,000,000
2,575,000		Washington State Housing Finance Commission, (Series 1996A: Pacific Inn Apartments), Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A., LOC), 3.150%, 12/1/2005	2,575,000
2,250,000		Washington State Housing Finance Commission, (Series 1998A: Oxford Square Apartments), Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A., LOC), 3.150%, 12/1/2005	2,250,000
3,000,000		Washington State Housing Finance Commission, (Series 2005 B), Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A., LOC), 3.050%, 12/1/2005	3,000,000
		TOTAL	22,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		West Virginia--1.0%
$4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 2.92% CP (Virginia Electric & Power Co.), Mandatory Tender 1/12/2006	$4,000,000
		Wisconsin--2.3%
2,000,000		Combined Locks, WI Development Revenue Bonds, (Series 1997), Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.290%, 12/1/2005	2,000,000
3,715,000		Lawrence, WI Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/ (Marshall & Ilsley Bank, Milwaukee LOC), 3.200%, 12/1/2005	3,715,000
500,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/ (J.P. Morgan Chase Bank, N.A., LOC), 3.260%, 12/1/2005	500,000
2,925,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.200%, 12/1/2005	2,925,000
		TOTAL	9,140,000
		TOTAL INVESTMENTS--101.5% (AT AMORTIZED COST) [4]	403,063,101
		OTHER ASSETS AND LIABILITIES - NET--(1.5)%	(6,105,245)
		TOTAL NET ASSETS--100%	$396,957,856

Securities that are subject to the federal alternative minimum tax (AMT) represent 71.0% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 2005, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.65%	3.35%

2 Current rate and next reset date shown on variable rate demand notes.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $68,018,500 which represents 17.1% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$403,063,101
Cash		785,024
Income receivable		1,601,029
Receivable for shares sold		54,946
TOTAL ASSETS		405,504,100
Liabilities:
Payable for investments purchased	$8,200,000
Payable for shares redeemed	47,468
Payable for distribution services fee (Note 5)	32,579
Payable for shareholder services fee (Note 5)	81,447
Income distribution payable	139,177
Accrued expenses	45,573
TOTAL LIABILITIES		8,546,244
Net assets for 396,963,556 shares outstanding		$396,957,856
Net Assets Consist of:
Paid-in capital		$396,961,260
Accumulated net realized loss on investments		(2,906)
Distributions in excess of net investment income		(498)
TOTAL NET ASSETS		$396,957,856
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$396,957,856 ÷ 396,963,556 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2005 (unaudited)

Investment Income:
Interest			$5,814,816
Expenses:
Investment adviser fee (Note 5)		$1,092,462
Administrative personnel and services fee (Note 5)		174,322
Custodian fees		10,371
Transfer and dividend disbursing agent fees and expenses		210,307
Directors'/Trustees' fees		2,741
Auditing fees		6,752
Legal fees		4,140
Portfolio accounting fees		43,238
Distribution services fee (Note 5)		218,492
Shareholder services fee (Note 5)		546,191
Share registration costs		74,894
Printing and postage		11,265
Insurance premiums		4,948
Taxes		11,152
Miscellaneous		1,407
TOTAL EXPENSES		2,412,682
Waivers (Note 5):
Waiver of investment adviser fee	$(104,042)
Waiver of administrative personnel and services fee	(7,830)
TOTAL WAIVERS		(111,872)
Net expenses			2,300,810
Net investment income			3,514,006
Net realized gain on investments			4,197
Change in net assets resulting from operations			$3,518,203

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2005	Year Ended 5/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,514,006	$2,808,303
Net realized gain (loss) on investments	4,197	(4,188)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,518,203	2,804,115
Distributions to Shareholders:
Distributions from net investment income	(3,518,148)	(2,804,761)
Share Transactions:
Proceeds from sale of shares	797,660,730	1,256,920,314
Net asset value of shares issued to shareholders in payment of distributions declared	3,410,995	2,504,749
Cost of shares redeemed	(804,659,249)	(1,212,352,494)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,587,524)	47,072,569
Change in net assets	(3,587,469)	47,071,923
Net Assets:
Beginning of period	400,545,325	353,473,402
End of period (including undistributed (distributions in excess of) net investment income of $(498) and $3,644, respectively)	$396,957,856	$400,545,325

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

At November 30, 2005, capital paid-in aggregated $396,961,260.

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2005	Year Ended 5/31/2005
Shares sold	797,660,730	1,256,920,314
Shares issued to shareholders in payment of distributions declared	3,410,995	2,504,749
Shares redeemed	(804,659,249)	(1,212,352,494)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,587,524)	47,072,569

4. FEDERAL TAX INFORMATION

At May 31, 2005, the Fund had a capital loss carryforward of $(2,915) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2005, the Adviser voluntarily waived $104,042 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended November 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended November 30, 2005, FSSC retained $274 of fees paid by the Fund.

Interfund Transactions

During the six months ended November 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $605,043,000 and $648,776,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Board of Directors, upon the recommendation of the Audit Committee and completion of the Audit for May 31, 2005, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The reports issued by D&T on the Fund's financial statements for the fiscal years ended May 31, 2004 and May 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending May 31, 2006. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005, and interim period commencing June 1, 2005 and ending July 19, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551303

0122605 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010		0.011	0.001	0.007	0.019	0.052
Less Distributions:
Distributions from net investment income	(0.010)		(0.011)	(0.001)	(0.007)	(0.019)	(0.052)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	1.31%		1.08%	0.14%	0.69%	1.95%	5.34%

Ratios to Average Net Assets:
Net expenses	1.05	% [2]	1.05%	1.05%	1.05%	1.05%	1.04%
Net investment income	2.61	% [2]	1.11%	0.14%	0.70%	1.94%	5.18%
Expense waiver/reimbursement [3]	0.02	% [2]	0.02%	0.03%	0.03%	0.02%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,397,774		$4,074,633	$4,334,861	$5,008,970	$5,621,516	$6,151,845

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees: to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,013.10	$5.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.32

1 Expenses are equal to the Fund's net annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper & Notes	49.6%
Variable Rate Instruments	37.3%
Repurchase Agreements	0.5%
Bank Instruments	12.5%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At November 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Net Assets		Moody's Short-Term Ratings as Percentage of Total Net Assets
A-1+	54.3%	Prime--1	89.4%
A-1	38.1%
A-2	6.9%	Prime--2	7.3%
A-3	0.0%
Not rated by S&P	0.6%	Not rated by Moody's	3.2%
Other Assets and Liabilities--Net [2]	0.1%	Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%	TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A Variable-Rate Instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 See Statement of Assets and Liabilities.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standards & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

At November 30, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	43.2	% [5]
8-30 days	34.2%
31-90 days	17.8%
91-180 days	0.9%
181 days or more	3.8%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 25.0% of the Fund's portfolio.

Portfolio of Investments

November 30, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.4%
		Finance - Automotive--0.8%
$17,036,156		GS Auto Loan Trust 2005-1, Class A1, 3.848%, 8/15/2006	$17,036,156
8,054,956		HSBC Automotive Trust 2005-2, Class A1, 3.703%, 8/17/2006	8,054,956
1,531,667		Honda Auto Receivables Owner Trust 2005-2, Class A1, 3.182%, 5/15/2006	1,531,667
8,958,226		Merrill Auto Trust Securitization 2005-1, Class A1, 3.472%, 6/26/2006	8,958,226
333,028		Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006	333,028
		TOTAL	35,914,033
		Finance - Equipment--0.6%
2,668,545		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	2,668,545
10,465,002		CNH Equipment Trust 2005-B, Class A1, 3.908%, 10/6/2006	10,465,002
7,859,514		GE Commercial Equipment Financing LLC, Series 2005-1, Class A1, 3.423%, 6/20/2006	7,859,514
7,156,504		John Deere Owner Trust 2005-A, Class A1, 3.396%, 6/15/2006	7,156,504
		TOTAL	28,149,565
		Insurance--0.0%
5,732		Triad Automobile Receivables Trust 2005-A, Class A1, (INS by AMBAC Financial Group, Inc.), 3.300%, 6/12/2006	5,732
		TOTAL ASSET-BACKED SECURITIES	64,069,330
		BANK NOTES--0.6%
		Banking--0.6%
25,000,000		Bank of America N.A., 4.040%, 12/19/2005	25,000,000
		CERTIFICATES OF DEPOSIT--12.0%
		Banking--12.0%
37,000,000		Calyon, Paris, 3.950%, 7/14/2006	37,000,000
64,000,000		Citibank N.A., New York, 3.700% - 3.900%, 12/6/2005 - 12/22/2005	64,000,000
20,000,000		Compass Bank, Birmingham, 3.820%, 12/14/2005	20,000,000
25,000,000		Huntington National Bank, Columbus, OH, 4.400%, 3/2/2006	25,000,000
40,000,000		Royal Bank of Scotland PLC, Edinburgh, 4.397%, 10/4/2006	39,999,182
13,000,000		Societe Generale, Paris, 3.550%, 1/25/2006	13,000,000
48,000,000		Svenska Handelsbanken, Stockholm, 3.885% - 4.045%, 7/5/2006 - 7/26/2006	48,001,449
53,500,000		Toronto Dominion Bank, 3.570% - 3.585%, 2/17/2006 - 2/21/2006	53,500,264
160,000,000		Washington Mutual Bank, 3.840% - 4.090%, 12/6/2005 - 12/19/2005	160,000,000
65,000,000		Wilmington Trust Co., 3.780% - 4.000%, 12/7/2005 - 12/14/2005	65,000,000
		TOTAL CERTIFICATES OF DEPOSIT	525,500,895
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--21.1%
		Banking--8.3%
$100,000,000		Credit Suisse First Boston LLC, 4.182%, 12/1/2005	$100,000,000
100,000,000		Deutsche Bank Securities, Inc., 4.192%, 12/1/2005	100,000,000
65,000,000		Greenwich Capital Markets, Inc., 4.187%, 12/1/2005	65,000,000
50,000,000		IXIS Financial Products Inc., 4.162%, 12/1/2005	50,000,000
50,000,000		J.P. Morgan Securities, Inc., 4.172%, 12/1/2005	50,000,000
		TOTAL	365,000,000
		Brokerage--12.8%
75,000,000		Bear Stearns Cos., Inc., 4.182%, 12/1/2005	75,000,000
135,000,000		Citigroup Global Markets, Inc., 4.162%, 12/1/2005	135,000,000
100,000,000		Goldman Sachs & Co., 4.132%, 12/1/2005	100,000,000
90,000,000		Lehman Brothers, Inc., 4.212%, 12/1/2005	90,000,000
83,000,000		Merrill Lynch & Co., Inc., 4.212%, 12/1/2005	83,000,000
45,000,000		Merrill Lynch, Pierce, Fenner and Smith, 4.161%, 12/19/2005	45,000,000
35,000,000		Morgan Stanley & Co., Inc., 4.162%, 12/1/2005	35,000,000
		TOTAL	563,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	928,000,000
		COMMERCIAL PAPER--24.5% [1]
		Aerospace/Auto--0.9%
9,000,000	[2,3]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 4.100% - 4.110%, 12/1/2005 - 12/12/2005	8,993,721
30,000,000	[2,3]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 4.120% - 4.150%, 12/1/2005 - 12/14/2005	29,974,524
		TOTAL	38,968,245
		Banking--6.1%
69,000,000		Barclays US Funding Corp., (GTD by Barclays Bank PLC), 4.100% - 4.205%, 2/7/2006 - 2/13/2006	68,430,115
10,000,000	[2,3]	Blue Spice LLC, (Deutsche Bank AG SWP), 4.020%, 1/10/2006	9,955,333
35,000,000	[2,3]	Fountain Square Commercial Funding Corp., 4.230%, 2/6/2006	34,724,463
10,000,000		HBOS Treasury Services PLC, 4.330%, 3/28/2006	9,859,275
120,000,000	[2,3]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.530% - 4.270%, 12/20/2005 - 7/10/2006	119,289,433
23,796,000	[2,3]	Three Rivers Funding Corp., 4.160%, 1/26/2006	23,642,013
		TOTAL	265,900,632
		Consumer Products--1.2%
10,313,000		Clorox Co., 4.240% - 4.350%, 1/3/2006 - 2/13/2006	10,262,628
44,500,000		Fortune Brands, Inc., 4.060% - 4.460%, 12/5/2005 - 2/13/2006	44,383,668
		TOTAL	54,646,296
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Entertainment--0.4%
$16,600,000		Walt Disney Co., 4.140%, 12/13/2005	$16,577,092
		Finance - Automotive--4.5%
44,700,000		DaimlerChrysler North America Holding Corp., 4.190% - 4.360%, 12/14/2005 - 12/30/2005	44,584,465
153,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 3.750% - 4.260%, 12/8/2005 - 2/7/2006	152,539,137
		TOTAL	197,123,602
		Finance - Equipment--0.1%
5,700,000		John Deere Finance S.A., (GTD by John Deere Capital Corp.), 4.340%, 1/25/2006	5,662,206
		Finance - Retail--3.3%
35,125,000	[2,3]	Compass Securitization LLC, 4.090%, 12/19/2005	35,053,169
15,375,000	[2,3]	Falcon Asset Securitization Corp., 4.120%, 1/3/2006	15,316,934
12,163,000	[2,3]	PREFCO-Preferred Receivables Funding Co., 3.770%, 12/12/2005	12,148,989
35,000,000	[2,3]	Paradigm Funding LLC, 3.750% - 4.220%, 12/13/2005 - 1/24/2006	34,829,250
48,000,000	[2,3]	Sheffield Receivables Corp., 3.760% - 4.040%, 12/8/2005 - 12/12/2005	47,955,753
		TOTAL	145,304,095
		Finance - Securities--4.3%
20,000,000	[2,3]	Galaxy Funding Inc., 3.870% - 4.130%, 12/22/2005 - 1/31/2006	19,907,444
115,558,000	[2,3,4]	Georgetown Funding Co. LLC, 4.120% - 4.190%, 1/5/2006 - 1/18/2006	115,250,140
31,000,000	[2,3]	Grampian Funding LLC, 3.670% - 3.750%, 12/6/2005 - 1/17/2006	30,935,951
25,000,000	[2,3]	Perry Global Funding LLC Series A, 4.220%, 2/6/2006	24,803,653
		TOTAL	190,897,188
		Food & Beverage--0.8%
14,200,000	[2,3]	General Mills, Inc., 4.110% - 4.270%, 12/14/2005 - 1/9/2006	14,168,872
19,021,000		Sara Lee Corp., 4.100% - 4.200%, 12/5/2005 - 12/27/2005	18,992,696
		TOTAL	33,161,568
		Insurance--2.2%
98,000,000	[2,3]	Aspen Funding Corp., 3.850% - 4.260%, 12/21/2005 - 2/17/2006	97,297,586
		Retail--0.7%
29,400,000	[2,3]	Federated Retail Holdings, Inc., (GTD by Federated Department Stores, Inc.), 4.130% - 4.210%, 12/14/2005 - 12/20/2005	29,348,848
		TOTAL COMMERCIAL PAPER	1,074,887,358
Principal Amount			Value
		CORPORATE NOTES--0.5%
		Finance - Securities--0.5%
$3,000,000	[2,3]	Beta Finance, Inc., (GTD by Beta Finance Corp.), 4.010%, 7/25/2006	$3,000,000
20,000,000	[2,3]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 4.150%, 8/8/2006	20,000,000
		TOTAL CORPORATE NOTES	23,000,000
		LOAN PARTICIPATION--2.0%
		Finance - Retail--2.0%
89,000,000		Countrywide Home Loans, Inc., 4.230%, 12/27/2005 - 12/28/2005	89,000,000
		NOTES - VARIABLE--37.3% [5]
		Banking--17.9%
5,060,000		35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 4.490%, 12/1/2005	5,060,000
2,475,000		6380 Brackbill Associates LP, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.290%, 12/2/2005	2,475,000
14,125,000		Alabama Incentives Financing Authority, Series 1999-C, (Wachovia Bank N.A. LOC), 4.220%, 12/1/2005	14,125,000
4,099,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 4.160%, 12/1/2005	4,099,000
4,800,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 4.250%, 12/1/2005	4,800,000
68,000,000	[2,3]	BNP Paribas SA, 4.170%, 12/27/2005	68,000,000
3,900,000		BW Capps & Son, Inc., (Columbus Bank and Trust Co., GA LOC), 4.290%, 12/1/2005	3,900,000
3,615,000		Balboa Investment Group V, (First Commercial Bank, Birmingham, AL LOC), 4.570%, 12/1/2005	3,615,000
40,000,000		Barclays Bank PLC, 4.030% - 4.032%, 12/5/2005 - 12/9/2005	39,996,273
955,000		BeMacs Service, Inc., (Wachovia Bank N.A. LOC), 4.150%, 12/2/2005	955,000
6,090,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 4.100%, 12/2/2005	6,090,000
840,000		Boozer Lumber Co., (Wachovia Bank N.A. LOC), 4.300%, 12/2/2005	840,000
600,000		C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 4.490%, 12/1/2005	600,000
7,710,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 4.490%, 12/1/2005	7,710,000
21,000,000		Calyon, Paris, 4.131%, 12/23/2005	20,998,897
2,321,000		Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 4.100%, 12/1/2005	2,321,000
475,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 4.410%, 12/1/2005	475,000
6,535,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.290%, 12/2/2005	6,535,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$4,795,000		Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 4.240%, 12/1/2005	$4,795,000
2,885,000		Crane Plastics Siding LLC, Series 2000, (J.P. Morgan Chase Bank, N.A. LOC), 4.200%, 12/1/2005	2,885,000
15,000,000		Credit Suisse, Zurich, 4.110%, 1/17/2006	15,000,000
930,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 4.410%, 12/1/2005	930,000
10,000,000	[2,3]	DePfa Bank PLC, 3.880%, 12/15/2005	10,000,000
2,750,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.240%, 12/7/2005	2,750,000
2,995,000		Engle Printing & Publishing, Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.290%, 12/2/2005	2,995,000
5,655,000		Frank Parsons Paper Co., Inc., SERIES 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.290%, 12/2/2005	5,655,000
6,635,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.290%, 12/2/2005	6,635,000
6,300,000		Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 4.250%, 12/7/2005	6,300,000
585,000		Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.290%, 12/7/2005	585,000
1,925,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.290%, 12/2/2005	1,925,000
2,865,000		Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 4.200%, 12/2/2005	2,865,000
50,000,000		Greenwich Capital Holdings, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 4.050%, 12/2/2005 - 12/7/2005	50,000,000
7,140,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 4.140%, 12/1/2005	7,140,000
44,000,000	[2,3]	HBOS Treasury Services PLC, 4.440%, 2/21/2006	44,000,000
55,000,000		HBOS Treasury Services PLC, 4.010% - 4.108%, 12/1/2005 - 12/27/2005	55,000,000
950,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 4.200%, 12/2/2005	950,000
4,505,000		Hodges Bonded Warehouse, Inc., Teague Warehouse Project, (Columbus Bank and Trust Co., GA LOC), 4.170%, 12/1/2005	4,505,000
3,440,000		Iowa 80 Group, Inc., Series 2001, (Wells Fargo Bank, N.A. LOC), 3.970%, 12/1/2005	3,440,000
7,610,000		Jackson-Rime Development Co. I, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 4.220%, 12/1/2005	7,610,000
2,290,000		Lake Sherwood Senior Living Center LLC, (Regions Bank, Alabama LOC), 4.290%, 12/1/2005	2,290,000
50,000,000	[2]	MONET Trust, Series 2000-1 Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 4.070%, 12/28/2005	50,000,000
3,660,000		Mack Industries, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 4.490%, 12/1/2005	3,660,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$2,925,000		Maryland State Economic Development Corp., CWI LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.290%, 12/2/2005	$2,925,000
4,105,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.290%, 12/6/2005	4,105,000
50,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.290%, 12/6/2005	50,000,000
3,955,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (National Bank of Commerce, Memphis, TN LOC), 4.690%, 12/1/2005	3,955,000
8,000,000		Newton Racquetball Associates, (Commerce Bank N.A., Cherry Hill, NJ LOC), 4.440%, 12/7/2005	8,000,000
7,295,000		Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 4.450%, 12/1/2005	7,295,000
800,000		PV Communications, Inc., Series 1998, (Huntington National Bank, Columbus, OH LOC), 4.540%, 12/1/2005	800,000
6,995,000		PVF Finance LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.290%, 12/2/2005	6,995,000
8,335,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.341%, 12/2/2005	8,335,000
510,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 4.160%, 12/1/2005	510,000
18,750,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 4.490%, 12/1/2005	18,750,000
30,000,000	[2,3]	Societe Generale, Paris, 4.060%, 12/2/2005	30,000,000
3,200,000		Sojourn Project, Series 1997, (FirstMerit Bank, N.A. LOC), 4.160%, 12/1/2005	3,200,000
8,800,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 4.490%, 12/1/2005	8,800,000
1,800,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 4.220%, 12/1/2005	1,800,000
4,515,000		Sun Valley, Inc., (Wachovia Bank N.A. LOC), 4.150%, 12/2/2005	4,515,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.290%, 12/2/2005	2,735,000
25,000,000		Svenska Handelsbanken, Stockholm, 4.099%, 12/20/2005	24,996,014
2,430,000		Swiger Coil Systems, Inc., Series 2000, (Huntington National Bank, Columbus, OH LOC), 4.490%, 12/1/2005	2,430,000
680,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 4.490%, 12/1/2005	680,000
46,200,000		Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York SWP), 4.200%, 12/7/2005	46,200,000
2,980,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 4.340%, 12/1/2005	2,980,000
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Banking--continued
$16,725,000		Union Development Co., (Bank of America N.A. LOC), 4.050%, 12/1/2005	$16,725,000
856,431		Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 4.490%, 12/1/2005	856,431
38,000,000		Wells Fargo & Co., 4.140%, 12/2/2005	38,000,000
1,520,000		Wexner Heritage House, Series 2000, (Huntington National Bank, Columbus, OH LOC), 4.490%, 12/1/2005	1,520,000
905,000		White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC), 4.490%, 12/1/2005	905,000
3,135,000		Woodbury Business Forms, Inc./Carribean Business Forms, Series 1996 Taxable Revenue Bonds, (Columbus Bank and Trust Co., GA LOC), 4.670%, 12/1/2005	3,135,000
1,590,000		YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 4.490%, 12/1/2005	1,590,000
		TOTAL	787,247,615
		Brokerage--7.3%
50,000,000	[2,3]	Goldman Sachs Group, Inc., 4.140%, 12/15/2005	50,003,583
8,000,000		Goldman Sachs Group, Inc., 4.128%, 12/1/2005	8,003,668
40,000,000	[2,3]	Merrill Lynch & Co., Inc., 4.315%, 12/12/2005	40,000,000
35,000,000		Merrill Lynch & Co., Inc., 4.120%, 12/5/2005	35,000,000
186,000,000		Morgan Stanley, 4.070% - 4.240%, 12/1/2005 - 12/27/2005	186,000,000
		TOTAL	319,007,251
		Finance - Commercial--2.8%
36,000,000	[2,3]	Fairway Finance Co. LLC, 4.070% - 4.120%, 12/15/2005 - 12/23/2005	35,999,377
85,300,000	[2,3]	General Electric Capital Corp., 4.190% - 4.240%, 12/9/2005 - 12/19/2005	85,300,000
3,000,000		South Carolina, EDA, Roller Bearing Co., Series 1994 B, (Heller Financial, Inc. LOC), 4.280%, 12/1/2005	3,000,000
		TOTAL	124,299,377
		Finance - Retail--2.0%
31,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 4.676%, 12/15/2005	31,000,000
59,000,000	[2,3]	Compass Securitization LLC, 4.045% - 4.055%, 12/7/2005 - 12/12/2005	58,999,436
		TOTAL	89,999,436
		Finance - Securities--5.3%
50,000,000	[2,3]	Beta Finance, Inc., (GTD by Beta Finance Corp.), 4.372%, 2/22/2006	50,011,318
25,000,000	[2,3]	K2 (USA) LLC, (GTD by K2 Corp.), 4.055%, 12/12/2005	24,996,228
157,000,000	[2,3]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 3.910% - 4.320%, 12/1/2005 - 2/10/2006	157,009,537
		TOTAL	232,017,083
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Government Agency--0.0%
$810,000		Clayton County, GA Housing Authority, Summerwinds Project, Series 2000 B, (Federal National Mortgage Association LOC), 4.340%, 12/1/2005	$810,000
		Insurance--2.0%
35,000,000		GE Capital Assurance Co., 3.960% - 4.394%, 12/1/2005 - 2/9/2006	35,000,000
9,000,000		Hartford Life Global Funding Trust, 4.100%, 12/15/2005	9,000,000
10,000,000		Jackson National Life Insurance Co., 4.188%, 12/1/2005	10,000,000
35,000,000		Monumental Life Insurance Co., 4.546%, 12/1/2005	35,000,000
		TOTAL	89,000,000
		TOTAL NOTES - VARIABLE	1,642,380,762
		REPURCHASE AGREEMENT--0.5%
21,403,000		Interest in $2,000,000,000 joint repurchase agreement 4.040%, dated 11/30/2005, under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $2,000,224,444 on 12/1/2005. The market value of the underlying securities at the end of the period was $2,044,052,554 (at amortized cost).	21,403,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [6]	4,393,241,345
		OTHER ASSETS AND LIABILITIES - NET--0.1%	4,533,018
		TOTAL NET ASSETS--100%	4,397,774,363

1 Discount rate at time of purchase.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $1,430,915,555 which represents 32.5% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At November 30, 2005, these securities amounted to $1,380,915,555 which represents 31.4% of total net assets.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
SA	--Support Agreement
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$4,393,241,345
Income receivable		10,361,315
Receivable for shares sold		104,461
TOTAL ASSETS		4,403,707,121
Liabilities:
Payable for shares redeemed	$114,108
Income distribution payable	3,267,353
Payable to bank	994,931
Payable for distribution services fee (Note 4)	369,428
Payable for shareholder services fee (Note 4)	923,569
Accrued expenses	263,369
TOTAL LIABILITIES		5,932,758
Net assets for 4,397,757,625 shares outstanding		$4,397,774,363
Net Assets Consist of:
Paid-in capital		$4,397,757,625
Undistributed net investment income		16,738
TOTAL NET ASSETS		$4,397,774,363
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($4,397,774,363 ÷ 4,397,757,625 shares outstanding) $0.001 par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2005 (unaudited)

Investment Income:
Interest			$83,050,574
Expenses:
Investment adviser fee (Note 4)		$11,336,201
Administrative personnel and services fee (Note 4)		1,808,837
Custodian fees		112,887
Transfer and dividend disbursing agent fees and expenses		2,595,674
Directors'/Trustees' fees		14,068
Auditing fees		7,106
Legal fees		3,881
Portfolio accounting fees		82,274
Distribution services fee (Note 4)		2,267,240
Shareholder services fee (Note 4)		5,668,101
Share registration costs		101,364
Printing and postage		56,120
Insurance premiums		14,701
Taxes		123,179
Miscellaneous		12,314
TOTAL EXPENSES		24,203,947
Waivers (Note 4):
Waiver of investment adviser fee	$(208,262)
Waiver of administrative personnel and services fee	(81,199)
TOTAL WAIVERS		(289,461)
Net expenses			23,914,486
Net investment income			$59,136,088

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2005	Year Ended 5/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$59,136,088	$38,910,350
Distributions to Shareholders:
Distributions from net investment income	(59,128,363)	(38,893,769)
Share Transactions:
Proceeds from sale of shares	6,602,670,404	6,765,456,857
Net asset value of shares issued to shareholders in payment of distributions declared	56,862,942	35,958,841
Cost of shares redeemed	(6,336,400,139)	(7,061,660,194)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	323,133,207	(260,244,496)
Change in net assets	323,140,932	(260,227,915)
Net Assets:
Beginning of period	4,074,633,431	4,334,861,346
End of period (including undistributed net investment income of $16,738 and $9,013, respectively)	$4,397,774,363	$4,074,633,431

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. All shares of the Fund have equal rights with respect to voting. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at November 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, Series 2000-1 Class A-2, (Dresdner Bank AG, Frankfurt Swap Agreement), 4.070%, 12/28/2005	6/1/2005	$50,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

At November 30, 2005, capital paid-in aggregated $4,397,757,625.

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2005	Year Ended 5/31/2005
Shares sold	6,602,670,404	6,765,456,857
Shares issued to shareholders in payment of distributions declared	56,862,942	35,958,841
Shares redeemed	(6,336,400,139)	(7,061,660,194)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	323,133,207	(260,244,496)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2005, the Adviser voluntarily waived $208,262 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six-months ended November 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended November 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended November 30, 2005, FSSC retained $6,367 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Directors, upon recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche, LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended May 31, 2004 and May 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; (ii) there were no reportable events of the kind described on Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending May 31, 2006. During the Fund's fiscal years May 31, 2004 and May 31, 2005, and the interim period commencing June 1, 2005 and ending July 19, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (v) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551105

0122606 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2005		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0124		0.0091		0.0004	0.0051	0.0159	0.0492
Net realized gain on investments	0.0000	[1]	0.0000	[1]	0.0002	0.0006	0.0007	--
TOTAL FROM INVESTMENT OPERATIONS	0.0124		0.0091		0.0006	0.0057	0.0166	0.0492
Less Distributions:
Distributions from net investment income	(0.0124)		(0.0091)		(0.0004)	(0.0051)	(0.0159)	(0.0492)
Distributions from net realized gain on investments	(0.0000	) [1]	(0.0000	) [1]	(0.0002)	(0.0006)	(0.0007)	--
TOTAL DISTRIBUTIONS	(0.0124)		(0.0091)		(0.0006)	(0.0057)	(0.0166)	(0.0492)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.24%		0.91%		0.06%	0.57%	1.67%	5.03%

Ratios to Average Net Assets:
Net expenses	1.05	% [3]	1.05%		1.01%	1.05%	1.03%	1.04%
Net investment income	2.50	% [3]	0.87%		0.04%	0.54%	1.63%	4.91%
Expense waiver/reimbursement [4]	0.03	% [3]	0.08%		0.09%	0.05%	--	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$361,124		$252,537		$341,511	$491,107	$606,949	$977,293

1 Represents less than $0.0001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees: to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,012.40	$5.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.32

1 Expenses are equal to the Fund's annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	96.2%
U.S. Treasury Securities	13.2%
Other Assets and Liabilities--Net [2]	(9.4)%
TOTAL	100.0%

At November 30, 2005, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.5%
8-30 Days	11.1%
31-90 Days	13.0%
91-180 Days	0.0%
181 Days or more	3.8%
Other Assets and Liabilities--Net [2]	(9.4)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2005 (unaudited)

Principal Amount			Value
		U.S. TREASURY--13.2%
		U.S. Treasury Bills--9.4% [1]
$34,000,000		3.980%, 12/15/2005	$33,947,376
		U.S. Treasury Notes--3.8%
13,750,000		2.500% - 2.875%, 5/31/2006 - 11/30/2006	13,624,432
		TOTAL U.S. TREASURY	47,571,808
		REPURCHASE AGREEMENTS--96.2%
20,000,000		Interest in $1,800,000,000 joint repurchase agreement 3.97%, dated 11/30/2005, under which ABN AMRO Bank NV, New York will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,800,198,500 on 12/1/2005. The market value of the underlying securities at the end of the period was $1,836,000,734.	20,000,000
58,534,000		Interest in $2,538,000,000 joint repurchase agreement 3.97%, dated 11/30/2005, under which BNP Paribas Securities Corp., will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $2,538,279,885 on 12/1/2005. The market value of the underlying securities at the end of the period was $2,588,760,876.	58,534,000
11,000,000	[2]	Interest in $400,000,000 joint repurchase agreement 4.00%, dated 10/25/2005, under which Credit Suisse First Boston Corp., will repurchase U.S. Treasury securities with various maturities to 11/15/2021 for $403,777,778 on 1/19/2006. The market value of the underlying securities at the end of the period was $416,836,508.	11,000,000
72,000,000		Interest in $2,200,000,000 joint repurchase agreement 3.96%, dated 11/30/2005, under which Deutsche Bank Securities, Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2026 for $2,200,242,000 on 12/1/2005. The market value of the underlying securities at the end of the period was $2,244,247,280.	72,000,000
72,000,000		Interest in $2,000,000,000 joint repurchase agreement 3.96%, dated 11/30/2005, under which J.P. Morgan Securities, Inc., will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $2,000,220,000 on 12/1/2005. The market value of the underlying securities at the end of the period was $2,040,270,152.	72,000,000
11,000,000	[2]	Interest in $500,000,000 joint repurchase agreement 4.00%, dated 10/25/2005, under which Merrill Lynch Government Securities will repurchase U.S. Treasury securities with various maturities to 8/15/2011 for $504,666,667 on 1/19/2006. The market value of the underlying securities at the end of the period was $510,003,311.	11,000,000
72,000,000		Interest in $1,929,000,000 joint repurchase agreement 3.97%, dated 11/30/2005, under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to 8/15/2020 for $1,929,212,726 on 12/1/2005. The market value of the underlying securities at the end of the period was $1,967,767,576.	72,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$17,000,000	[2]	Interest in $700,000,000 joint repurchase agreement 3.88%, dated 9/28/2005, under which UBS Securities LLC, will repurchase U.S. Treasury securities with various maturities to 6/15/2009 for $707,393,556 on 1/5/2006. The market value of the underlying securities at the end of the period was $718,998,822.	$17,000,000
6,000,000	[2]	Interest in $240,000,000 joint repurchase agreement 3.96%, dated 10/25/2005, under which UBS Securities LLC, will repurchase U.S. Treasury securities with various maturities to 9/15/2009 for $241,742,400 on 12/30/2005. The market value of the underlying securities at the end of the period was $246,303,139.	6,000,000
8,000,000	[2]	Interest in $300,000,000 joint repurchase agreement 4.02%, dated 10/28/2005, under which UBS Securities LLC, will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for $302,512,500 on 1/11/2006. The market value of the underlying securities at the end of the period was $308,000,908.	8,000,000
		TOTAL REPURCHASE AGREEMENTS	347,534,000
		TOTAL INVESTMENTS--109.4% (AT AMORTIZED COST) [3]	395,105,808
		OTHER ASSETS AND LIABILITIES - NET--(9.4)%	(33,982,002)
		TOTAL NET ASSETS--100%	$361,123,806

1 Discount rate at time of purchase.

2 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005 (unaudited)

Assets:
Investments in repurchase agreements	$347,534,000
Investments in securities	47,571,808
Total investments in securities, at amortized cost and value		$395,105,808
Income receivable		382,472
TOTAL ASSETS		395,488,280
Liabilities:
Payable for investments purchased	33,947,376
Income distribution payable	189,238
Payable to bank	102,087
Payable for distribution services fee (Note 4)	28,483
Payable for shareholder services fee (Note 4)	70,866
Accrued expenses	26,424
TOTAL LIABILITIES		34,364,474
Net assets for 361,122,295 shares outstanding		$361,123,806
Net Assets Consist of:
Paid-in capital		$361,122,295
Undistributed net investment income		1,511
TOTAL NET ASSETS		$361,123,806
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($361,123,806 ÷ 361,122,295 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2005 (unaudited)

Investment Income:
Interest			$5,659,140
Expenses:
Investment adviser fee (Note 4)		$795,391
Administrative personnel and services fee (Note 4)		126,901
Custodian fees		10,079
Transfer and dividend disbursing agent fees and expenses		118,230
Directors'/Trustees' fees		2,126
Auditing fees		7,107
Legal fees		3,868
Portfolio accounting fees		35,870
Distribution services fee (Note 4)		159,078
Shareholder services fee (Note 4)		395,503
Share registration costs		51,491
Printing and postage		8,149
Insurance premiums		4,819
Taxes		4,751
Miscellaneous		8,149
TOTAL EXPENSES		1,731,512
Waivers (Note 4):
Waiver of investment adviser fee	$(47,712)
Waiver of administrative personnel and services fee	(5,684)
TOTAL WAIVERS		(53,396)
Net expenses			1,678,116
Net investment income			3,981,024
Net realized gain on investments			868
Change in net assets resulting from operations			$3,981,892

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2005	Year Ended 5/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,981,024	$2,044,349
Net realized gain on investments	868	4,004
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,981,892	2,048,353
Distributions to Shareholders:
Distributions from net investment income	(3,979,926)	(2,050,715)
Distribution from net realized gain on investments	(868)	(4,004)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,980,794)	(2,054,719)
Share Transactions:
Proceeds from sale of shares	622,964,849	820,007,955
Net asset value of shares issued to shareholders in payment of distributions declared	3,773,170	1,916,404
Cost of shares redeemed	(518,151,885)	(910,892,264)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	108,586,134	(88,967,905)
Change in net assets	108,587,232	(88,974,271)
Net Assets:
Beginning of period	252,536,574	341,510,845
End of period (including undistributed net investment income of $1,511 and $413, respectively)	$361,123,806	$252,536,574

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

At November 30, 2005, capital paid-in aggregated $361,122,295.

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2005	Year Ended 5/31/2005
Shares sold	622,964,849	820,007,955
Shares issued to shareholders in payment of distributions declared	3,773,170	1,916,404
Shares redeemed	(518,151,885)	(910,892,264)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	108,586,134	(88,967,905)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the funds average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For six months ended November 30, 2005, the Adviser voluntarily waived $47,712 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended November 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended November 30, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Directors, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended May 31, 2004 and May 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicted above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending May 31, 2006. During the Fund's fiscal years ended May 31, 2004 and May 31, 2005 and the interim period commencing June 1, 2005 and ending July 19, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551402

0122607 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        January 24, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        January 24, 2006